Financial Instruments - Non-recurring Basis (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of the fair value measurements using significant unobservable inputs
Investment related impairment	$ 1,384,000	$ 4,842,000
Non-recurring
Reconciliation of the fair value measurements using significant unobservable inputs
Investment related impairment	1,400,000	4,100,000
Non-recurring | Certain investments under cost method and equity method were measured using significant unobservable inputs
Reconciliation of the fair value measurements using significant unobservable inputs
Fair value of investments	$ 0	$ 0